Inventories (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Components of inventory [Abstract]
Raw materials	$ 45.7	$ 42.5
Work in progress	19.0	8.7
Finished goods	202.6	114.2
Total inventories at the lower of cost and net realizable value	267.3	165.4
Components of cost of sales [Abstract]
Cost of goods manufactured	309.0	238.7	$ 189.9
Depreciation and amortization	4.7	4.9	1.8
Cost of sales	$ 313.7	$ 243.6	$ 191.7